SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning of period - March 31	$ 1,478,717	$ 1,435,668	$ 1,435,668	$ 759,065
New issuance [Note 9]		649,533	649,533	964,446
Change in fair value of derivatives during period – September 30	6,155	533,126	553,208	(92,961)
Reduction due to preferred shares converted [Note 9]	(102,769)	(969,150)	(1,159,692)	(194,882)
Derivative liabilities, end of period	$ 1,382,103	$ 1,649,177	$ 1,478,717	$ 1,435,668